Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

The following table shows the relationship between executive compensation actually paid (“CAP”) to the Company’s Chief Executive Officer and President and principal executive officer (“PEO”) and our named executive officers (“NEOs”) and certain financial performance of the Company during the last three fiscal years ended December 31, 2024, 2023 and 2022.

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(4)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return	Net Income (Loss)
2024	$2,280,114	$9,024,334	$356,803	$890,728	$135	($31,140,000)
2023	$385,504	$658,700	$366,374	$248,490	$73	($31,446,000)
2022	$820,152	$184,400	$662,501	$450,998	$23	($24,792,000)

(1)

Ms. Kennedy assumed the position of PEO effective January 1, 2024, replacing Mr. Scott Slater. The amounts shown are the amounts of total compensation reported for Ms. Kennedy as the current PEO for the year ended December 31, 2024 and Mr. Slater as the former PEO for the years ended December 2023 and 2022 in the “Total” column of the Summary Compensation Table.

(2)

The amounts shown represent the amount of CAP to Ms. Kennedy as the current PEO for the year ended December 31, 2024 and Mr. Slater as the former PEO for the years ended December 31, 2023 and 2022, as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the PEO during the applicable year.

PEO Total Compensation Amount	$ 2,280,114	$ 385,504	$ 820,152
PEO Actually Paid Compensation Amount	$ 9,024,334	658,700	184,400
Adjustment To PEO Compensation, Footnote

In accordance with SEC rules, the following adjustments were made to the PEO total compensation for each year to determine CAP:

Footnote (2) - Table 1
Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards(i)	Equity Award Adjustments(ii)	Compensation Actually Paid to PEO
2024	$2,280,114	($1,400,655)	$8,144,875	$9,024,334
2023	$385,504	($85,504)	$358,700	$658,700
2022	$820,152	($520,152)	($115,600)	$184,400

(i)

Reported Value of Equity Awards represents salary amounts paid in equity plus the amounts reported in the “Stock Awards,” “Bonus” and “All Other Compensation” columns in the Summary Compensation Table for the applicable year.

(ii)

The equity award adjustments include the addition (or subtraction, as applicable) of the following: (1) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (2) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (3) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; and (4) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value;. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Total Equity Award Adjustments
2024	$6,760,000	$ -	$1,384,875	$ -	$8,144,875
2023	$ -	$ -	$ -	$358,700	$358,700
2022	$ -	($115,600)	$ -	$ -	($115,600)

(3)

The dollar amounts shown represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding Ms. Kennedy, who served as our PEO in 2024 and Mr. Slater, who served as our PEO from 2006 to 2023) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Ms. Kennedy in 2024 and Mr. Slater in each 2023 and 2022) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2024, Cathryn Rivera and Stanley Speer, (ii) for 2023, Stanley Speer and Susan Kennedy, and (iii) for 2022, Keith Brackpool (until February 3, 2022), Susan Kennedy (after February 4, 2022) and Stanley Speer. Ms. Rivera was only employed by the Company since September 2024.

(4)

The dollar amounts shown represent the average amount of CAP to the NEOs as a group (excluding Ms. Kennedy, who served as our PEO in 2024 and Mr. Slater, who served as our PE from2006 to 2023), as computed in accordance with SEC rules. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Ms. Kennedy in 2024 and Mr. Slater in each 2023 and 2022) during the applicable year.

Non-PEO NEO Average Total Compensation Amount	$ 356,803	366,374	662,501
Non-PEO NEO Average Compensation Actually Paid Amount	$ 890,728	248,490	450,998
Adjustment to Non-PEO NEO Compensation Footnote

In accordance with the SEC rules, the following adjustments were made to average total compensation for the NEOs as a group (excluding Ms. Kennedy in 2024 and Mr. Slater in each 2023 and 2022) for each year to determine the CAP, using the same methodology described above in Footnote 2:

Footnote (4) - Table 1
Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments(i)	Average Compensation Actually Paid to Non-PEO NEOs
2024	$356,803	($131,039)	$664,964	$890,728
2023	$366,374	($26,074)	($91,810)	$248,490
2022	$662,501	($315,760)	$104,258	$450,998

(i)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Total Average Equity Award Adjustments
2024	$655,460	$ -	$47,117	($37,613)	$664,964
2023	$ -	$2,540	$ -	($94,350)	($91,810)
2022	$21,170	($192,950)	$92,013	$184,025	$104,258

Total Shareholder Return Amount	$ 135	73	23
Net Income (Loss)	31,140,000	31,446,000	24,792,000
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,400,655	85,504	520,152
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,144,875	358,700	115,600
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,760,000	0	0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	115,600
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	358,700	0
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,384,875	0	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	131,039	26,074	315,760
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	664,964	91,810	104,258
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	655,460	0	21,170
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	2,540	192,950
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	37,613	94,350	184,025
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 47,117	$ 0	$ 92,013